LOANS RECEIVABLE (Summary of Loans Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Loans receivable, current
Less: Allowance for doubtful debts	$ (3,058)
Loans receivable, net, current	266,990	$ 79,641
Loans receivable, Non-current
Less: Allowance for doubtful debts	(598)
Loans receivable, net, non-current	55,349	$ 2,009
Secured Debt [Member]
Loans receivable, current
Loans receivable, gross	17,538	29,356
Loans receivable, Non-current
Loans receivable, gross	1,717	41
Unsecured Debt [Member]
Loans receivable, current
Loans receivable, gross	252,510	50,285
Loans receivable, Non-current
Loans receivable, gross	54,230	1,968
Mortgage Receivable [Member] | Secured Debt [Member]
Loans receivable, current
Loans receivable, gross	16,614	11,943
Loans receivable, Non-current
Loans receivable, gross	1,717	41
Entrusted Loans Receivable [Member] | Secured Debt [Member]
Loans receivable, current
Loans receivable, gross	$ 924	$ 17,413